Financial Instruments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)
Schedule of Derivative Financial Instrument Contracts [Line Items]
Exchange rate sensitivity analysis, description	the Group has determined a 10 percent increase and decrease in Ps. currency units against the U.S. dollar (“relevant currency”). The 10 percent is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated financial assets/liabilities and adjusts their translation at the year-end for a 10 percent change in foreign currency rates. A positive number below indicates an increase in profit where currency units strengthen 10 percent against the relevant currency. For a 10 percent weakening of currency units against the relevant currency, there would be a comparable impact on the net income, and the balances below would be negative.
Interest rate sensitivity analysis	1.00%
Interest paid	$ 66,084	$ 86,231			$ 30,419
Payment amounted	421,419	37,429
Net income decrease and increase (in Dollars)	$ 22,818	45,056	[1]	$ 44,998	28,689
Credit risk management, percent	10.00%
Financial instrument term	3 years
Payment to suppliers	$ 846,925	957,576			$ 668,015
Variable Interest Rate [Member]
Schedule of Derivative Financial Instrument Contracts [Line Items]
Interest rate	67.00%
Fixed Rate [Member]
Schedule of Derivative Financial Instrument Contracts [Line Items]
Interest rate	33.00%
Variable Interest Rate [Member]
Schedule of Derivative Financial Instrument Contracts [Line Items]
Interest paid	$ 458,848	592,051
Top of Range [Member]
Schedule of Derivative Financial Instrument Contracts [Line Items]
Interest rate	1.00%
Payment amounted		$ 637,049
Bottom of Range [Member]
Schedule of Derivative Financial Instrument Contracts [Line Items]
Interest rate	1.00%
Payment amounted	$ 496,276

[1]	Details of the restatement are shown in note 2b.